Note 18 - Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Asset Acquisition [Table Text Block]
Assets acquired:
Building and land	$854
Operating lease right-of-use assets	126
Prepaid real estate taxes	23
Total assets acquired:	1,003
Liabilities assumed:
Commercial mortgage	653
Demand line of credit	134
Obligations under operating leases	126
Total liabilities assumed	913
Total consideration	$90